Reportable Segments	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Reportable Segments
Reportable Segments

Our operations are located in the United States and are organized into the following reportable segments: Gas Gathering and Processing Services, Liquid Pipelines and Services, Natural Gas Transportation Services, Offshore Pipeline and Services, Terminalling Services, and Propane Marketing Services. These segments, are described below, have been identified based on the differing products and services, regulatory environments and the expertise required for these operations.

Gas Gathering and Processing Services provides “wellhead-to-market” services to producers of natural gas and crude oil, which include transporting raw natural gas and crude oil from various receipt points through gathering systems, treating the raw natural gas, processing raw natural gas to separate the NGLs from the natural gas, fractionating NGLs, and selling or delivering pipeline-quality natural gas and NGLs to various markets and pipeline systems.

Liquid Pipelines and Services provides transportation, purchase and sales of crude oil from various receipt points including lease automatic custody transfer ("LACT") facilities and delivering to various markets.

Natural Gas Transportation Services transports and delivers natural gas from producing wells, receipt points or pipeline interconnects for shippers and other customers, which include local distribution companies (“LDCs”), utilities and industrial, commercial and power generation customers.

Offshore Pipelines and Services gathers and transports natural gas from various receipt points to other pipeline interconnects, onshore facilities and other delivery points.

Terminalling Services provides above-ground leasable storage operations at our marine terminals that support various commercial customers, including commodity brokers, refiners and chemical manufacturers to store a range of products and also includes crude oil storage in Cushing, OK and refined products terminals in Texas and Arkansas.

Propane Marketing Services gathers, transports and sells natural gas liquids (NGLs). This is accomplished through cylinder tank exchange, sales through retail, commercial and wholesale distribution and through a fleet of trucks operating in the Eagle Ford and Permian basin areas.

Our Chief Executive Officer serves as our Chief Operating Decision Maker and evaluates the performance of our reportable segments primarily on the basis of segment gross margin, which is our segment measure of profitability. We define segment gross margin for each segment as summarized below:

Gas Gathering and Processing Services - total revenue plus unconsolidated affiliate earnings less unrealized gains (losses) on commodity derivatives, construction and operating management agreement income and the cost of sales.

Liquid Pipelines and Services - total revenue plus unconsolidated affiliate earnings less unrealized gains (losses) on commodity derivatives and the cost of sales. Substantially all of our gross margin in this segment is fee-based or fixed-margin, with little to no direct commodity price risk.

Natural Gas Transportation Services - total revenue plus unconsolidated affiliate earnings less the cost of sales. Substantially all of our gross margin in this segment is fee-based or fixed-margin, with little to no direct commodity price risk.

Offshore Pipelines and Services - total revenue plus unconsolidated affiliate earnings less the cost of sales. Substantially all of our gross margin in this segment is fee-based or fixed-margin, with little to no direct commodity price risk.

Terminalling Services - total revenue less direct operating expense which includes direct labor, general materials and supplies and direct overhead.

Propane Marketing Services - total revenue less cost of sales excluding non-cash charges such as non-cash unrealized gain (losses) on commodity derivatives.

The following tables set forth our segment financial information for the periods indicated:

	December 31, 2016
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Propane Marketing Services	Total
	(in thousands)
Commodity sales	$91,444	$304,501	$21,999	$6,812	$14,655	$129,116	$568,527
Services	22,558	12,146	18,109	40,502	50,999	14,536	158,850
Gains (losses) on commodity derivatives, net	(833)	(341)	—	(7)	(436)	1,162	(455)
Total Revenue	113,169	316,306	40,108	47,307	65,218	144,814	726,922

Cost of sales	63,832	288,496	21,288	3,049	11,564	54,794	443,023
Direct operating expenses	33,802	8,383	5,923	10,945	10,783	53,536	123,372
Corporate expenses							99,430
Depreciation, amortization, and accretion							106,818
Loss on sale of assets, net							2,870
Loss on impairment of plant, property and equipment							697
Loss on impairment of goodwill							15,456
Interest expense							21,469
Earnings in unconsolidated affiliates							(40,158)
Other (income) expense							(628)
Income tax expense							2,578
Income (loss) from continuing operations							(48,005)
Loss from discontinuing operations, net of tax							(539)
Net income (loss)							(48,544)
Net income (loss) attributable to non-controlling interest							2,766
Net income (loss) attributable to partnership							$(51,310)

Segment gross margin	$48,245	$29,760	$18,616	$82,346	$42,872	$88,948

	December 31, 2015
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Propane Marketing Services	Total
	(in thousands)
Commodity sales	$107,680	$457,390	$23,972	$13,798	$10,343	$159,674	$772,857
Services	30,196	12,895	16,035	21,457	45,022	17,157	142,762
Gains (losses) on commodity derivatives, net	1,240	—	—	84	21	(3,077)	(1,732)
Total Revenue	139,116	470,285	40,007	35,339	55,386	173,754	913,887

Cost of sales	72,960	446,125	21,858	9,914	8,893	70,553	630,303
Direct operating expenses	35,250	8,310	6,728	9,425	10,414	57,353	127,480
Corporate expenses							77,835
Depreciation, amortization, and accretion							98,596
Loss on sale of assets, net							3,920
Loss on impairment of goodwill							148,488
Interest expense							20,120
Earnings in unconsolidated affiliates							(8,201)
Other (income) expense							(1,732)
Income tax expense							1,888
Income (loss) from continuing operations							(184,810)
Loss from discontinuing operations, net of tax							(15,031)
Net income (loss)							(199,841)
Net income (loss) attributable to non-controlling interest							(13)
Net income (loss) attributable to partnership							$(199,828)

Segment gross margin	$65,692	$24,160	$18,073	$33,613	$36,079	$91,437

	December 31, 2014
	Gas Gathering and Processing Services	Liquid Pipelines and Services	Natural Gas Transportation Services	Offshore Pipelines and Services	Terminalling Services	Propane Marketing Services	Total
	(in thousands)
Commodity sales	$148,198	$470,336	$70,964	$20,044	$11,521	$188,702	$909,765
Services	15,248	11,548	12,925	24,426	41,357	18,194	123,698
Gains (losses) on commodity derivatives, net	1,050	—	—	41	—	(13,762)	(12,671)
Total Revenue	164,496	481,884	83,889	44,511	52,878	193,134	1,020,792

Cost of dales	112,719	459,319	70,100	15,133	6,859	125,742	789,872
Direct operating expenses	21,197	5,819	6,975	11,142	11,525	52,885	109,543
Corporate expenses							72,744
Depreciation, amortization, and accretion							72,527
Loss on sale of assets, net							5,080
Loss on impairment of plant, property and equipment							21,344
Interest expense							16,558
Earnings in unconsolidated affiliates							(348)
Other (income) expense							662
Loss on extinguishment of debt							1,634
Income tax expense							857
Income (loss) from continuing operations							(69,681)
Loss from discontinuing operations, net of tax							(9,886)
Net income (loss)							(79,567)
Net income (loss) attributable to non-controlling interest							3,993
Net income (loss) attributable to partnership							$(83,560)

Segment gross margin	$51,213	$22,564	$13,691	$29,089	$34,493	$80,083

A reconciliation of total assets by segment to the amounts included in the consolidated balance sheets is as follows:

	December 31,
	2016	2015
Segment assets:	(in thousands)
Gas Gathering and Processing Services	$530,889	$496,014
Liquid Pipelines and Services	422,636	426,854
Natural Gas Transportation Services	221,604	146,927
Offshore Pipelines and Services	400,193	190,271
Terminalling Services	299,534	291,130
Propane Marketing Services	140,864	173,558
Other (1)	333,601	27,135
Total assets	$2,349,321	$1,751,889
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(1) Other assets not allocable to segments consist of investment in unconsolidated affiliates, restricted cash and other assets.